Events After the Balance Sheet Date	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Events After the Balance Sheet Date
24.	EVENTS AFTER THE BALANCE SHEET DATE

Argentina Peso devaluation

In May 2018, the Argentinean peso underwent a severe devaluation. In 2017, the Argentinean operations represented 3.6% of the company’s consolidated revenue and 4.1% of the company’s consolidated normalized EBITDA. The Argentinean full year 2017 and half year 2018 results were translated at an average rate of 16.580667 and 20.303664 Argentinean pesos per US dollar, respectively. The company is assessing the requirements to apply IAS 29 Financial Reporting in Hyperinflationary Economies in subsequent reporting periods.